Supplemental guarantor consolidated income statement (Detail) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Condensed Income Statements Captions [Line Items]
Interest income from financial instruments measured at amortized cost and fair value through other comprehensive income	$ 7,101	$ 4,777	$ 2,380	$ 11,878	$ 4,525
Interest expense from financial instruments measured at amortized cost	(5,880)	(3,814)	(1,070)	(9,695)	(1,852)
Net interest income from financial instruments measured at fair value through profit or loss and other	493	425	355	918	763
Net interest income	1,713	1,388	1,665	3,101	3,436
Other net income from financial instruments measured at fair value through profit or loss	2,463	2,681	1,619	5,143	3,845
Fee and commission income	5,682	5,053	5,224	10,735	11,061
Fee and commission expense	(507)	(447)	(450)	(954)	(934)
Net fee and commission income	5,175	4,606	4,774	9,781	10,127
Other income	188	69	859	258	891
Total revenues	9,540	8,744	8,917	18,284	18,299
Credit loss expense / (release)	740	38	7	778	25
Personnel expenses	5,651	4,620	4,422	10,271	9,343
General and administrative expenses	1,968	2,065	1,370	4,033	2,578
Depreciation, amortization and impairment of non-financial assets	866	525	503	1,391	1,009
Operating expenses	8,486	7,210	6,295	15,696	12,929
Operating profit / (loss) before tax	29,239	1,495	2,615	30,735	5,344
Tax expense / (benefit)	361	459	497	820	1,082
Net profit / (loss)	28,878	1,037	2,118	29,915	4,262
Profit Loss Attributable To Noncontrolling Interests	3	8	10	11	18
Net profit / (loss) attributable to shareholders	$ 28,875	$ 1,029	$ 2,108	$ 29,904	$ 4,244